UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David R. Raeuchle
Title:    Manager - Operations, Trading & Compliance
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ David R. Raeuchle     Columbus, Ohio    May 14, 2004



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: 97,144,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102     3573 89006.000SH       SOLE                                  89006.000
Alaris Medical                 COM              011637105     1388 74435.000SH       SOLE                                  74435.000
Amarillo Biosciences**         COM              02301P106        3 10000.000SH       SOLE                                  10000.000
Ambac Financial                COM              023139108     2261 30642.000SH       SOLE                                  30642.000
American Express               COM              025816109     2432 46913.000SH       SOLE                                  46913.000
American Pharmaceutical Ptrs.  COM              02886P109      287 6117.000 SH       SOLE                                   6117.000
Apollo Group, Inc.             COM              037604105     2055 23853.000SH       SOLE                                  23853.000
Bank One                       COM              06423A103     2735 50174.000SH       SOLE                                  50174.000
Beckman Coulter                COM              075811110     2583 47353.000SH       SOLE                                  47353.000
Best Buy                       COM              784117103     1622 31358.000SH       SOLE                                  31358.000
Biomet                         COM              090613100     2504 65278.000SH       SOLE                                  65278.000
Brown & Brown                  COM              115236101     1574 40620.000SH       SOLE                                  40620.000
Chicos FAS, Inc.               COM              168615102     1747 37650.000SH       SOLE                                  37650.000
Cisco Systems                  COM              17275R102     2662 112958.000SH      SOLE                                 112958.000
Citigroup                      COM              172967101     1705 32973.000SH       SOLE                                  32973.000
Corning, Inc.                  COM              219350105      238 21264.000SH       SOLE                                  21264.000
DENTSPLY Int'l                 COM              249030107     1999 45090.000SH       SOLE                                  45090.000
Danaher Corp.                  COM              235851102     1640 17560.000SH       SOLE                                  17560.000
EMC Corp                       COM              268648102     2257 165856.000SH      SOLE                                 165856.000
Ecolab, Inc.                   COM              278865100     1821 63845.000SH       SOLE                                  63845.000
Exxon Mobil Corp               COM              30231g102      200 4812.000 SH       SOLE                                   4812.000
Federal Express                COM              31428X106     2300 30596.000SH       SOLE                                  30596.000
General Electric               COM              369604103     1680 55031.000SH       SOLE                                  55031.000
Graco, Inc.                    COM              384109104     1640 56327.000SH       SOLE                                  56327.000
Guidant                        COM              401698105     1972 31111.000SH       SOLE                                  31111.000
Huntington Bncshrs             COM              446150104     2301 104455.000SH      SOLE                                 104455.000
IBM                            COM              459200101      298 3245.000 SH       SOLE                                   3245.000
Lexmark Int'l Gp A             COM              529771107     2192 23821.000SH       SOLE                                  23821.000
Liz Claiborne                  COM              539320101     1805 49191.000SH       SOLE                                  49191.000
Lowe's Companies               COM              548661107     2748 48952.000SH       SOLE                                  48952.000
Lucent                         COM              549463107      160 38952.000SH       SOLE                                  38952.000
McCormick & Co.                COM              579780206     1727 51519.000SH       SOLE                                  51519.000
Microsoft                      COM              594918104      593 23800.000SH       SOLE                                  23800.000
Motorola                       COM              620076109     1924 109295.000SH      SOLE                                 109295.000
Newmont Mining                 COM              651639106     1532 32851.000SH       SOLE                                  32851.000
Nortel Networks                COM              656568102     1285 216400.000SH      SOLE                                 216400.000
Oracle Systems                 COM              68389x105     1320 110008.000SH      SOLE                                 110008.000
Park Natl Corp                 COM              700658107      986 8706.000 SH       SOLE                                   8706.000
Patterson Dental               COM              703412106     2888 42143.000SH       SOLE                                  42143.000
QUALCOMM                       COM              747525103     2878 43420.000SH       SOLE                                  43420.000
Red Hat Inc                    COM              756577102      422 18321.000SH       SOLE                                  18321.000
Sirius Satellite Radio         COM              82966u103      270 79395.000SH       SOLE                                  79395.000
Smithfield Foods               COM              832248108     1730 63787.000SH       SOLE                                  63787.000
SouthTrust Corp.               COM              844730101     2307 69550.000SH       SOLE                                  69550.000
Starbucks Corp                 COM              855244109     2112 55780.000SH       SOLE                                  55780.000
Stryker Corp                   COM              863667101     3121 35252.000SH       SOLE                                  35252.000
Sysco Corp                     COM              871829107     1555 39825.000SH       SOLE                                  39825.000
Teva Pharm ADR                 COM              881624209     1540 24305.000SH       SOLE                                  24305.000
Texas Instruments              COM              882508104      202 6927.000 SH       SOLE                                   6927.000
Tyson Foods                    COM              902494103     1670 92528.000SH       SOLE                                  92528.000
Unionbancal Corp.              COM              908906100     1339 25552.000SH       SOLE                                  25552.000
United Surgical Ptr            COM              913016101      869 25635.000SH       SOLE                                  25635.000
WM. Wrigley, Jr.               COM              982526105     1815 30698.000SH       SOLE                                  30698.000
Wachovia                       COM              929903102     2346 49914.000SH       SOLE                                  49914.000
Washington Mutual              COM              939322103     1887 44186.000SH       SOLE                                  44186.000
Yahoo! Inc.                    COM              984332106     2282 47072.000SH       SOLE                                  47072.000
eBay, Inc.                     COM              278642103     2163 31214.000SH       SOLE                                  31214.000